Income tax	6 Months Ended
Jun. 30, 2023
Income tax [Abstract]
Income tax
6. Income tax

Income tax (charge) / credit is recognized at an amount determined by multiplying the loss before taxation for the interim reporting period by the Group’s best estimate of the weighted-average annual income tax rate expected for the full financial year, adjusted for the tax effect of certain items recognized in full in the interim period. As such, the effective tax rate in the interim financial statements may differ from the Group’s estimate of the effective tax rate for the annual financial statements.

The Group’s consolidated estimated effective tax rate for the six months ended June 30, 2023 was 1.3% (tax credit rate for the six months ended June 30, 2022: 14.6%). During the six months ended June 30, 2023, the Company recorded a tax charge of £387,000  (tax credit for the six months ended June 30, 2022: £3,806,000). Historically, the Group satisfied the definition of a Small and Medium-sized Enterprise (“SME”) and was able to surrender some of its U.K. tax losses for a cash rebate of up to 33.35% of expenditures related to eligible research and development projects. The Group exceeded the size limit thresholds and no longer qualifies for tax relief under the U.K. SME research and development regime in 2023. The Group will continue to benefit from the U.K. large company, Research & Development Expenditure Credit (“RDEC”) regime which can generate a cash rebate of up to 10.53% of qualifying research and development expenditures incurred prior to 1 April 2023 and 15% for expenditure incurred after this date. The Group records tax credits receivable under the SME research and development tax credit regime within Income tax (charge) / credit. Tax credits receivable under the large company RDEC regime are recorded ‘above the line’ as a reduction from research and development expenses.

A deferred tax asset of £4,442,000 has been recognized as of June 30, 2023 (December 31, 2022: £4,240,000) primarily representing unused tax credits and relevant research and development expenditure (which is capitalized for U.S. Federal Income Tax purposes but not for accounting purposes under IFRS) carried forward for one of the Group’s U.S. subsidiaries, Immunocore LLC, following an annual assessment, or periodically as required, of all available and applicable information, including its forecasts of costs and future profitability and the resulting ability to reverse the recognized deferred tax assets over a short period of time.

During the six months ended June 30, 2023 the Group received U.K. tax credits of £9,904,000 relating to research and development expenditure in the year ended December 31, 2021 (for the six months ended June 30, 2022 no tax credits were received).